Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Detailed Information About Operating Lease Right Of Use Assets

	Leasehold Lands	Buildings	Telecommunications towers and related assets	Equipment	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2020
Carrying amount	20,441	8,672	18,866	11,230	248	59,457
As of December 31, 2019
Carrying amount	20,952	8,289	23,740	8,361	207	61,549
For the year ended December 31, 2020
Depreciation charge	745	3,626	7,642	2,151	78	14,242
For the year ended December 31, 2019
Depreciation charge	732	2,968	6,966	1,612	65	12,343